Business Combinations Business Combinations Pro Forma Information (Tables) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015
Business Acquisition Pro Forma Information [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma summary presents estimated consolidated information of ASML as if the HMI acquisition has occurred on January 1, 2015. These amounts have been calculated after applying our accounting policies and adjusting the results of HMI to reflect the charges and benefits assuming the fair value adjustments had been applied from January 1, 2015 with the consequential tax effects.

	Unaudited		Unaudited
Pro Forma Year ended December 31	2015		2016
(in millions)	EUR		EUR

Total net sales	6,478		6,919
Net income	1,351	[1]	1,504	[2]

1.
Pro forma net income was adjusted to include EUR 47 million of non-recurring costs related to the fair value adjustments to acquisition date inventory and includes EUR 29 million of acquisition related costs incurred in 2016.

2.
Pro forma net income was adjusted to exclude EUR 9 million of non-recurring costs related to the fair value adjustments to acquisition date inventory and excludes EUR 29 million of acquisition related costs incurred in 2016.

Business Acquisition, Pro Forma Revenue	€ 6,919		€ 6,478
Business Acquisition, Pro Forma Net Income (Loss)	1,504	[1]	1,351	[2]
Acquisition-related Costs [Member]
Business Acquisition Pro Forma Information [Line Items]
Business Acquisition, Pro Forma Net Income (Loss)	9		47
Fair Value Adjustment to Inventory [Member]
Business Acquisition Pro Forma Information [Line Items]
Business Acquisition, Pro Forma Net Income (Loss)	€ 29		€ 29

[1]	Pro forma net income was adjusted to exclude EUR 9 million of non-recurring costs related to the fair value adjustments to acquisition date inventory and excludes EUR 29 million of acquisition related costs incurred in 2016.
[2]	Pro forma net income was adjusted to include EUR 47 million of non-recurring costs related to the fair value adjustments to acquisition date inventory and includes EUR 29 million of acquisition related costs incurred in 2016.